Schedule of condensed statements of operations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Operating expenses:
Selling expenses	$ (9,304,000)	$ (1,036,243)	$ (2,734,324)
Research and development expenses	(900,000)
General and administrative expenses	(895,060)	(815,723)	(924,188)
Total operating expenses	(11,099,060)	(1,851,966)	(3,658,512)
Other income:
Interest income	550	1,174	549
Loss on disposal of subsidiary	52,697
Total other income, net	30,317	38,749	909
Foreign currency translation gain (loss)	61,977	(50,668)	55,652
Comprehensive (loss) income	(8,580,188)	1,046,137	(1,202,172)
Parent Company [Member] | Reportable Legal Entities [Member]
Operating expenses:
Selling expenses	(8,808,000)
Research and development expenses	(900,000)
General and administrative expenses	(279,653)
Total operating expenses	(9,987,653)
Other income:
Interest income	2
Loss on disposal of subsidiary	(52,697)
Other income (expenses)	(1,643)
Total other income, net	(54,338)
Equity in earnings (loss) of subsidiaries	1,399,826	1,096,805	(1,257,824)
Net (loss) income	(8,642,165)	1,096,805	(1,257,824)
Net (loss) income	(8,642,165)	1,096,805	(1,257,824)
Foreign currency translation gain (loss)	61,977	(50,668)	55,652
Comprehensive (loss) income	$ (8,580,188)	$ 1,046,137	$ (1,202,172)